Schedule of debt (Details) - Seamless Group Inc [Member] - USD ($)		12 Months Ended
	Sep. 14, 2023	Dec. 31, 2023	Dec. 31, 2022
Total principal balance as of December 31, 2022 and January 1, 2023		$ 10,000,000
Repayment during the year			$ (3,500,000)	[1]
Conversion to non-convertible loan
Convertible Bond replacement
Total principal balance as of December 31, 2023		10,000,000	10,000,000
Convertible Bond D [Member]
Total principal balance as of December 31, 2022 and January 1, 2023		10,000,000
Repayment during the year
Conversion to non-convertible loan
Convertible Bond replacement		(10,000,000)
Total principal balance as of December 31, 2023			10,000,000
Convertible Bond E [Member]
Total principal balance as of December 31, 2022 and January 1, 2023
Repayment during the year
Conversion to non-convertible loan	$ (10,000,000)
Convertible Bond replacement		10,000,000
Total principal balance as of December 31, 2023		$ 10,000,000

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.